Note 6 - Income Taxes - Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current tax benefit	$ 0	$ (7,000)
Deferred tax provision (benefit)	(27,000)	30,000
Total	$ (26,977)	$ 23,217